BUSINESS COMBINATION (Schedule of operations from the date of acquisition) (Details) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		$ 712			$ 314
United States of America, Dollars
Cash		317
Due at obtaining contract tender	[1]	106
Earn out liability	[2]	317
Total consideration given		740
Recognized amounts of identifiable assets acquired and liabilities assumed:
Accounts receivable		284
Prepaid expenses		56
Property and equipment		26
Other assests		89
Goodwill		398
Total identifiable assets acquired		853
Accounts payable and accrued expenses		60
Other current liabilities		53
Total liabilities assumed		113
Total identifiable assets acquired and liabilities assumed		$ 740
Euro Member Countries, Euro [Member]
Cash | €			€ 300
Due at obtaining contract tender | €	[1]		100
Earn out liability | €	[2]		300
Total consideration given | €			€ 700
Recognized amounts of identifiable assets acquired and liabilities assumed:
Accounts receivable | €				€ 269
Prepaid expenses | €				53
Property and equipment | €				25
Other assests | €				84
Goodwill | €				377
Total identifiable assets acquired | €				808
Accounts payable and accrued expenses | €				57
Other current liabilities | €				51
Total liabilities assumed | €				108
Total identifiable assets acquired and liabilities assumed | €				€ 700

[1]	Amounts are reflected in accrued expenses and other liabilities on the balance sheet at December 31, 2016.
[2]	Amounts are reflected in other liabilities on the balance sheet at December 31, 2016.